INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES
23.	INCOME TAXES

The income and mining tax recoveries shown in the consolidated statements of loss and comprehensive loss differs from the amounts obtained by applying statutory rates to the loss before provision for income taxes due to the following:

	Year ended December 31
	2025	2024
Loss before income taxes	$(47,967,190)	$(50,268,354)
Statutory tax rate	27.00%	27.00%
Income tax recovery at statutory tax rate	(12,964,913)	(13,572,000)
Flow-through renunciations	1,334,205	12,285,000
Other non-deductible expenses or non-taxable credits	871,480	(3,033,000)
Mining tax	(326,348)	—
Current year tax benefit not recognized	10,691,006	4,320,000
Income and mining tax recoveries	$(394,570)	$—

Comprising:
Current tax expense	$—	$—
Deferred tax recovery	(394,570)	—
	$(394,570)	$—

23.	INCOME TAXES (continued)

The significant components of the Company’s deferred income tax assets and deferred income tax liabilities at December 31, 2025 and 2024 were as follows:

	2025	2024
Net deferred income tax liability relating to:
Reserves	$(518,760)	$—
Exploration and evaluation assets	(52,882,550)	—
Property, plant and equipment	(14,408,328)	—
Non-capital losses	7,671,273	—
Investments	4,136	—
Share issue costs	237,027	—
Reclamation and closure cost provision	2,658,300	—
Mining tax	(26,408,398)	—
Net deferred income tax assets (liabilities)	$(83,647,300)	$—

Classified and presented as:
Deferred income tax assets	$—	$—
Deferred income tax liabilities	(83,647,300)	—
	$(83,647,300)	$—

The movements in the Company’s net deferred income tax liabilities during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Balance, beginning of year	$—	$—
Recognized on Maritime Acquisition	(84,041,870)	—
Recognized in net income	394,570	—
Balance, end of year	$(83,647,300)	$—

The Company’s deductible temporary differences, unused tax losses and unused tax credits at December 31, 2025 and 2024 for which deferred income tax assets have not been recognized were as follows:

	2025	2024
Exploration and evaluation assets	$54,392,000	$25,619,000
Property, plant and equipment	3,676,000	2,954,000
Non-capital losses	55,088,000	38,411,000
Investments	—	11,620,000
Share issue costs	5,885,000	5,186,000
Reclamation and closure cost provision	2,713,000	2,426,000
Capital losses	24,831,000	18,630,000
	$146,585,000	$104,846,000

23.INCOME TAXES (continued)

As at December 31, 2025, the Company has Canadian non-capital loss carryforwards of approximately $80,673,000 that may be available for tax purposes. The Company’s non-capital losses expire as follows:

Expiry Date	Non-Capital Loss Amount
2028	$71,000
2029	41,000
2030	95,000
2031	313,000
2032	408,000
2033	562,000
2034	421,000
2035	480,000
2036	1,180,000
2037	1,323,000
2038	2,432,000
2039	2,412,000
2040	2,562,000
2041	10,101,000
2042	12,651,000
2043	13,228,000
2044	16,039,000
2045	16,354,000
$80,673,000

As at December 31, 2025, the Company also has capital loss carryforwards of approximately $24,830,000 (2024 - $18,630,000) that may be available for tax purposes. These losses can be carried forward indefinitely.